Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly Results of Operations [Abstract]
Quarterly Results of Operations (Unaudited)
20. Quarterly Results of Operations (Unaudited)
     The following is a summary of our unaudited quarterly results of operations for the years ended December 31, 2010 and 2009 (in thousands, except per share data). The sum of individual quarterly amounts may not agree to the annual amounts included in the consolidated statements of income due to rounding.

	Year Ended December 31, 2010
	1st Quarter	2nd Quarter	3rd Quarter(2)	4th Quarter
Revenues — as reported	$152,759	$163,131	$176,146	$202,456
Discontinued operations	(9,717)	(9,382)	(7,203)	(4,426)

Revenues — as adjusted(1)	$143,042	$153,749	$168,943	$198,030

Net income (loss) attributable to common stockholders	$25,812	$45,646	$(4,563)	$39,988

Net income (loss) attributable to common stockholders per share:
Basic	$0.21	$0.37	$(0.04)	$0.29
Diluted	0.21	0.37	(0.04)	0.29

	Year Ended December 31, 2009
	1st Quarter	2nd Quarter	3rd Quarter(3)	4th Quarter
Revenues — as reported	$144,328	$141,686	$145,098	$147,261
Discontinued operations	(14,678)	(12,088)	(12,235)	(10,092)

Revenues — as adjusted(1)	$129,650	$129,598	$132,863	$137,169

Net income attributable to common stockholders	$61,119	$59,240	$19,130	$31,700

Net income attributable to common stockholders per share:
Basic	$0.56	$0.53	$0.17	$0.26
Diluted	0.56	0.53	0.17	0.26

(1)	We have reclassified the income attributable to the properties sold subsequent to January 1, 2002 and attributable to the properties held for sale at Macrh 31, 2011 to discontinued operations. See Note 5.

(2)	The decreases in net income and amounts per share are primarily attributable to provisions for loan losses ($28,918,000) and transaction costs ($18,835,000). Additionally, net income differs from amounts previously reported as it includes adjustments for additional expenses attributable to business combination purchase price adjustments that have been retroactively reflected ($5,687,000).

(3)	The decreases in net income and amounts per share are primarily attributable to losses on extinguishment of debt ($26,374,000).